Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 26, 2020
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Mesirow Financial High Yield Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND III

Mesirow Financial High Yield Fund (the "Financial High Yield Fund")

Mesirow Financial Small Cap Value Sustainability Fund (the "Financial Small Cap Value Sustainability Fund" and, together with the Financial High Yield Fund, the "Funds")

Supplement dated March 26, 2020 to:

•	each Fund's Summary Prospectus, dated January 28, 2020 (collectively, the "Summary Prospectuses"); and

•	the Funds' Statutory Prospectus, dated January 28, 2020, (the "Statutory Prospectus," and, together with the Summary Prospectuses, the "Prospectuses").

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds' after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1. In the "Performance Information" section of the Financial High Yield Fund's Summary Prospectus, and the corresponding section of the Statutory Prospectus, the "Average Annual Returns" table is hereby deleted and replaced with the following:

Mesirow Financial High Yield Fund	1 Year	Since Inception (12/03/2018)
Fund Returns Before Taxes
Institutional Shares	12.99%	9.25%
Investor Shares	12.80%	9.08%
Fund Returns After Taxes
Institutional Shares	9.07%	5.55%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Shares	7.62%	5.47%
Bloomberg Barclays U.S. Corporate High Yield Index	14.32%	10.54%

Please retain this supplement for future reference.

MES-SK-001-0100

Mesirow Financial Small Cap Value Sustainability Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND III

Mesirow Financial High Yield Fund (the "Financial High Yield Fund")

Mesirow Financial Small Cap Value Sustainability Fund (the "Financial Small Cap Value Sustainability Fund" and, together with the Financial High Yield Fund, the "Funds")

Supplement dated March 26, 2020 to:

•	each Fund's Summary Prospectus, dated January 28, 2020 (collectively, the "Summary Prospectuses"); and

•	the Funds' Statutory Prospectus, dated January 28, 2020, (the "Statutory Prospectus," and, together with the Summary Prospectuses, the "Prospectuses").

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds' after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

2. In the "Performance Information" section of the Financial Small Cap Value Sustainability Fund's Summary Prospectus, and the corresponding section of the Statutory Prospectus, the "Average Annual Returns" table is hereby deleted and replaced with the following:

Mesirow Financial Small Cap Value Sustainability Fund	1 Year	Since Inception (12/19/2018)
Fund Returns Before Taxes
Institutional Shares	23.03%	18.97%
Investor Shares	22.91%	18.97%
Fund Returns After Taxes
Institutional Shares	19.35%	15.50%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Shares	13.65%	13.02%
Russell 2000 Value Index	22.39%	21.12%

Please retain this supplement for future reference.

MES-SK-001-0100